Note 12 - Loss Per Share	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	Loss per Share

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to SHG by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted net loss per share of Class A Common Stock is computed by dividing net loss attributable to SHG, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Shares of the Company’s Class B Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B Common Stock under the two-class method has not been presented. For the three months ended March 31, 2021, the membership structure of Sky solely included holders of Sky Common Units that received an equivalent number of Class B Common Stock following the Yellowstone Transaction, and there were no holders that received Class A Common Stock. As the shares of Class B Common Stock are not participating securities, presentation of net loss per share for the three-month period ended March 31, 2021 would not be meaningful to the users of these condensed consolidated financial statements, and such information has not been presented.

Numerator:
Net loss	$(19,514)
Less: Net loss attributable to non-controlling interests	(3,751)
Net loss attributable to Sky Harbour Group Corporation – Based and diluted	$(15,763)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	10,954

Net loss per share of Class A Common Stock – Basic and diluted	$(1.44)

Potentially dilutive shares associated with the outstanding Warrants were antidilutive as of March 31, 2022 due to the Company’s net loss position. Thus, 14,519,218 shares issuable upon the exercise of the Warrants have been excluded from the calculation of diluted weighted average shares outstanding and diluted loss per share.